General	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General
GENERAL

Golar LNG Limited (the "Company" or "Golar") was incorporated in Hamilton, Bermuda on May 10, 2001 for the purpose of acquiring the liquefied natural gas ("LNG") shipping interests of Osprey Maritime Limited ("Osprey"), which was owned by World Shipholding Limited ("World Shipholding").

As of September 30, 2016, our fleet is comprised of fourteen LNG carriers (including the Golar Grand, which we have chartered back from Golar Partners until October 2017, and the Golar Tundra, which we sold to Golar Partners in May 2016 but we are required to consolidate until she commences service under the WAGL charter) and one Floating Storage Regasification Unit (''FSRU''). We also operate, under management agreements, Golar LNG Partners LP's ("Golar Partners" or the "Partnership") fleet of three LNG carriers (excluding the Golar Grand) and six FSRUs, and since July 6, 2016, Golar Power Limited's ("Golar Power") fleet of two LNG carriers and one newbuilding commitment. Collectively with Golar Partners and Golar Power, our combined fleet is comprised of nineteen LNG carriers and seven FSRUs.

In July 2014, we ordered our first Floating Liquefaction Natural Gas Vessel ("FLNG") based on the conversion of our existing LNG carrier, the Hilli. The Hilli is currently undergoing its FLNG conversion with an expected completion and redelivery date in 2017. We signed agreements for the conversion of the LNG carriers the Gimi and the Gandria to FLNGs in December 2014 and July 2015, respectively. However, we are yet to lodge our final notices to proceed on either of these vessels.

As used herein and unless otherwise required by the context, the terms "Golar", the "Company", "we", "our" and words of similar import refer to Golar or anyone or more of its consolidated subsidiaries, or to all such entities.

Going concern

The condensed consolidated financial statements have been prepared on a going concern basis. Our convertible bonds are due to mature in March 2017. As of September 30, 2016, the debt outstanding in respect of our convertible bonds was $247.6 million. We intend to fund their settlement (to date we have repurchased bonds to the value of $30.3 million) with proceeds from both (i) our recent equity offering which closed in November 2016, raising net proceeds of $170.4 million ; and (ii) the remainder is expected to come from the proceeds of a new term loan credit facility of up to $150 million with Citibank N.A. Whilst a written commitment was received in November 2016, this is subject to execution of operative documents considered customary for such a facility.

In addition, to address our anticipated working capital requirements over the next 12 months, we remain in ongoing negotiations with financial institutions for the refinancing of one or more of our newbuildings. However, given the challenging market conditions, albeit signs of an anticipated recovery have been observed, timing remains uncertain. While we believe we will be able to obtain the necessary funds from these refinancings, we cannot be certain that the proposed new credit facilities will be executed in time or at all. However, we have a track record of successfully financing and refinancing our vessels, even in the absence of term charter coverage, and our recent success has included the refinancing of the Golar Seal in March 2016, in connection with which we raised an additional $48.7 million in additional cash. In addition to vessel refinancings, if market and economic conditions are favorable, we may also consider issuance of corporate debt or equity to increase liquidity, as demonstrated by our recent equity offering in November 2016.

Whilst we completed the dropdown of the Golar Tundra in May 2016 to Golar Partners, by virtue of the put option in the side agreement to the sale and purchase agreement with Golar Partners, in the event the WAGL charter does not commence by May 2017, or no satisfactory mitigating arrangement is agreed, Golar Partners may require that Golar repurchase the Golar Tundra for the original purchase price agreed and paid of $330 million, less the net lease obligations under the lease agreement with CMBL and net working capital adjustments prevailing at the time of dropdown. The Golar Tundra was expected to commence operations in Ghana pursuant to the WAGL charter to serve the related LNG project in the second quarter of 2016. However, as of the current date, due to delays in that LNG project, WAGL has not been able to accept the vessel. We have, however, been informed by WAGL that they have received Parliamentary approval for its Gas Sales Agreement with the Government of Ghana, the lack of which had been the major impediment to progress of the project. However, at this time, we are unable to predict when or if the Golar Tundra will commence operations under its time charter with WAGL. We are preserving our legal rights under the charter agreement but are continuing commercial discussions with WAGL for a satisfactory resolution. Whilst Golar Partners has the ability to require that Golar repurchase the Golar Tundra, the ongoing commercial discussions with WAGL are currently expected to result in the option date for the repurchase of the Golar Tundra by Golar to be extended and therefore we do not expect to have to return the $107 million of funds received from Golar Partners with regard the drop down of the Golar Tundra.

Furthermore, with respect to our recently formed Golar Power joint venture with Stonepeak, under the shareholders' agreement, we and Stonepeak have agreed to contribute additional funding to Golar Power, on a pro rata basis, including (i) an aggregate of $150 million in the period through to the second half of 2018; and (ii) additional amounts as may be required by Golar Power, subject to the approval of its board of directors. In connection with Golar Power’s election in October 2016 to increase its ownership interest in the Sergipe project from 25% to 50% by buying out the project developer GenPower, this is expected to result in an additional funding requirement of $20 million to $50 million to be shared with Stonepeak, with the initial $20 million being required on financial close of the project financing for the power plant, which is expected to occur by December 31, 2017.

In connection with our joint venture OneLNG, under the joint venture and shareholders' agreement with Schlumberger, once a OneLNG project reaches final investment decision, we and Schlumberger will each be required to provide $250 million of new equity. Contributions may include intellectual property amongst other items. As further described in “Note 19 Subsequent events - Fortuna Project”, OneLNG and Ophir have signed a shareholders' agreement to develop a project in Equatorial Guinea. The effectiveness of the shareholders' agreement is subject to certain conditions precedent including final investment decisions by OneLNG and Ophir, securing of financing and governmental approval which may occur in the first half of 2017. Accordingly, we anticipate in the event of a final investment decision, to fund the estimated $2 billion project cost, assuming debt financing of $1.2 billion and Ophir’s investment of $150 million, OneLNG will be expected to invest approximately $650 million (this is inclusive of the aggregate of $500 million new equity required under the OneLNG shareholders' agreement). The cash contribution from the Company to the project remains uncertain as the timing of capital expenditure for the project is not yet finalized due to the payment profile of certain contracts continuing to be negotiated. Furthermore, the amount of our contribution to the project within the next twelve months will be determined by the timing of the final investment decision, which is yet to be taken. To fund our 51% share of the equity contribution into OneLNG in the 2017 to 2020 period, we are currently exploring a number of financing options, which may include debt or equity offerings. Credit can be expected for both the intellectual property and the LNG carrier Gandria contributed by Golar.